COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Contingent liabilities		¥ 0
Advertising Expenditures
COMMITMENTS AND CONTINGENCIES
Commitments contracted but not yet reflected	¥ 39,600,000